real estate joint ventures and investment in associate - Commitments and contingent liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
real estate joint venture
Advances	$ 18,474	$ 14,101
Real estate joint ventures
real estate joint venture
Construction financing amount	342	342
Real estate joint ventures | TELUS Corporation Construction Credit Facility
real estate joint venture
Construction financing amount	114	114
Undrawn	10	45
Advances	104	69
Real estate joint ventures | Construction Credit Facility – Other
real estate joint venture
Construction financing amount	228	228
TELUS Sky real estate joint venture
real estate joint venture
Real estate joint venture approximate total capital spending	450	400
Contractual capital commitments	$ 37	$ 35
Percentage of financing provided	33.333%
Construction financing amount	$ 342
TELUS Sky real estate joint venture | Canadian financial institutions
real estate joint venture
Percentage of financing provided	66.667%